UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:September 30, 1999

Check here if Amendment [  ]; 	Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
                              	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	The Capital Management Corporation
Address:	9030 Stony Point Parkway, Suite 150
Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Susan Kidd
Title:  	Office Manager
Phone:  	(804) 327-0302

Signature, Place, and Date of Signing:

     Susan Kidd     	   Richmond, Virginia       	  October 29, 1999
     [Signature]          [City, State]                      [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and
                              a portion are reported by other reporting
                              manager(s).)


        FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 121
Form 13F Information Table Value Total: $128,657,279 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.             13F File Number         Name

NONE

The Capital Management Corporation	9030 Stony Point Parkway, Suite 150
Richmond, VA 23235

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5		ITEM 6		ITEM 7	      ITEM 8
         --INVESTMENT DISCRETION--          --VOTING AUTHORITY--
Type						Shared
of			Shares /	Sole	Shared	Other		Sole	Shared	None
Security	Class	CUSIP	Market Value	Par Value	(A)	(B)	(C)	Manager	(A)	(B)	(C)

AT&T Corporation		001957109	831,136	19,107		X				X

Abbott Labs		00282410	1,430,832	39,000		X				X

Advanced Energy Industries	007973100	1,029,681	33,350		X				X

Alcoa, Inc.		013817101	592,702	9,550		X				X

America On-Line, Inc.		02364J104	312,189	3,000		X				X

American Home Products		02660910	2,556,400	61,600		X				X

AMGEN, Inc.		031162100	4,319,500	53,000		X				X

Analytical Surveys, Inc.		032683302	1,091,475	69,300		X				X

Apache Corporation		037411105	1,334,509	30,900		X				X

AptarGroup, Inc.		038336103	1,804,288	67,450		X				X

Atlantic Richfield		048825103	234,856	2,650		X				X

BB&T Corporation		054937107	1,186,123	36,637		X				X

BP Amoco PLC ADR		055622104	1,140,377	10,291		X				X

Banc One Corporation		05943810	409,604	11,766		X				X

Bank of America Corporation	060505104	992,694	17,826		X				X

Bed, Bath & Beyond		075896100	202,640	5,800		X				X

Bell Atlantic Corporation	077853109	410,340	6,096		X				X

BellSouth Corporation		079860102	571,500	12,700		X				X

COLUMN TOTAL			20,450,846 490,023

The Capital Management Corporation	9030 Stony Point Parkway, Suite 150
Richmond, VA 23235

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5		ITEM 6		ITEM 7		 ITEM 8
--INVESTMENT DISCRETION--         --VOTING AUTHORITY--
Type						Shared
of			Shares /	Sole	Shared	Other		Sole	Shared	None
Security	Class	CUSIP	Market Value	Par Value	(A)	(B)	(C)	Manager	(A)	(B)	(C)

Biomet, Inc.		096013100	1,323,544	50,300		X				X

Bristol-Myers Squibb Co.		110122108	1,710,720	25,344		X				X

CCB Financial Corporation	124875105	295,038	7,088		X				X
CUNO, Inc.		126583103	598,238	30,100		X				X

Capital One Financial Corp.	14040H105	204,750	5,250		X				X

Carolina Power & Light Co.	144141108	215,788	6,100		X				X

Casey's General Stores		147528103	752,077	56,100		X				X

Circuit City Stores, Inc.	172737108	890,167	21,100		X				X

Cisco Systems, Inc.		17275R102	1,648,803	24,048		X				X

Clayton Homes, Inc.		184190106	1,145,513	131,850		X				X

Coca Cola Company, Inc.		191216100	1,709,498	35,430		X				X

Cognex Corporation		192422103	224,901	7,450		X				X

Conexant Systems, Inc.		207142100	234,316	3,225		X				X

Corning, Inc.		219350105	1,532,383	22,350		X				X

Dell Computer Co., Inc.		247025109	353,320	8,450		X				X

Dentsply Int'l, Inc.		249030107	543,725	23,900		X				X

Walt Disney Co., Inc.		254687106	230,464	8,864		X				X

Dominion Resources Inc.		257470104	619,924	13,738		X				X

COLUMN TOTALS			14,233,169	480,687

The Capital Management Corporation	9030 Stony Point Parkway, Suite 150
Richmond, VA 23235

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5		ITEM 6		ITEM 7		 ITEM 8
--INVESTMENT DISCRETION--              --VOTING AUTHORITY--
Type						Shared
of			Shares /	Sole	Shared	Other		Sole	Shared	None
Security	Class	CUSIP	Market Value	Par Value	(A)	(B)	(C)	Manager	(A)	(B)	(C)

Dow Chemical Co.		26054310	218,728	1,925		X				X

Duke Energy Corporation		264399106	275,625	5,000		X				X

DuPont deNemours Co., Inc.	26353410	2,026,750	33,500		X				X

Eastman Kodak Co.		277461109	448,177	5,926		X				X

Electronic Data Systems		285661104	554,843	10,481		X				X
  Corporation

Emerson Electric Company		29101110	922,418	14,598		X				X

Exxon Corporation		302290101	3,194,934	42,039		X				X

Fastenal Company		311900104	1,929,769	40,950		X				X

First Union Corporation		337358105	657,994	18,470		X				X

First Virginia Bank		337477103	827,915	19,005		X				X

Fleet Financial Group		338915101	336,950	9,200		X				X

Ford Motor Company		345370100	407,025	8,100		X				X

G&K Services, Inc. Class A	361268105	437,400	10,800		X				X

GTE Corporation		36232010	551,248	7,171		X				X

Gannett Company		364730101	204,105	2,950		X				X

General Electric Co., Inc.	369604103	6,042,445	50,964		X				X

Georgia Pacific Corporation	373298702	467,187	20,423		X				X
  Timber Group

COLUMN TOTALS			19,503,513	301,502

The Capital Management Corporation	9030 Stony Point Parkway, Suite 150
Richmond, VA 23235

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5		ITEM 6		ITEM 7		 ITEM 8
--INVESTMENT DISCRETION--             --VOTING AUTHORITY--
Type						Shared
of			Shares /	Sole	Shared	Other		Sole	Shared	None
Security	Class	CUSIP	Market Value	Par Value	(A)	(B)	(C)	Manager	(A)	(B)	(C)

Glaxo Wellcome PLC ADR		37733W105	1,783,600	34,300		X				X

Great Lakes Chemical		390568103	323,535	8,500		X				X

HCC Insurance		404132102	1,636,746	97,350		X				X

Harley Davidson, Inc.		412822108	395,498	7,900		X				X

Health Management Assoc.		421933102	458,025	59,100		X				X

Heartland Express		422347104	561,469	39,750		X				X

Hewlett Packard Company		42823610	775,913	8,550		X				X

Hub Group, Inc.		443320106	275,913	13,500		X				X

IMAX Corporation		45245E109	304,500	15,225		X				X

Indymac Mtge Hldgs Inc.		456607100	381,000	25,400		X				X

INTEL Corporation		45814010	6,498,449	87,447		X				X

Int'l Business Machines, Inc.	459200101	454,960	3,760		X				X

Int'l Flavors & Fragrances	45950610	360,525	10,450		X				X

Johnson & Johnson, Inc.		478160104	949,811	10,338		X				X

Keane, Inc.		486665102	1,227,910	53,825		X				X

LandAmerica Financial		514936103	201,944	10,225		X				X
  Group, Inc.

Eli Lilly & Co., Inc.		53245710	1,098,578	17,115		X				X

Lowes Companies, Inc.		54866110	1,886,333	38,694		X				X

COLUMN TOTALS			19,574,709	541,429

The Capital Management Corporation	9030 Stony Point Parkway, Suite 150
Richmond, VA 23235

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5		ITEM 6		ITEM 7		 ITEM 8
--INVESTMENT DISCRETION--             --VOTING AUTHORITY--
Type						Shared
of			Shares /	Sole	Shared	Other		Sole	Shared	None
Security	Class	CUSIP	Market Value	Par Value	(A)	(B)	(C)	Manager	(A)	(B)	(C)

Lucent Technologies		549463107	1,777,001	27,391		X				X

MCI World Com Inc.		55268B106	544,166	7,571		X				X

Meditrust Corporation		58501T306	558,817	65,743		X				X

Medtronic, Inc.		58505510	741,489	20,850		X				X

Merck & Company, Inc.		589331107	646,186	9,970		X				X

Metro Information Services	59162P104	453,580	35,400		X				X

Microsoft Corporation		594918104	393,949	4,350		X				X

Minerals Technology Inc.		603158106	1,103,594	22,725		X				X

Minnesota Mining & Mfg.		604059105	854,961	8,900		X				X

Mobil Corporation		607059102	1,007,500	10,000		X				X

Molex, Inc.		608554101	294,055	8,084		X				X
Molex, Inc. Class A		608554200	1,612,437	49,805		X				X
  (non-voting)

Monsanto Company		61166210	333,683	9,350		X				X

Morrison Knudsen		61844A109	1,811,478	175,650		X				X

Noble Drilling		655042109	761,250	34,800		X				X

Norfolk Southern Corporation	655844108	499,701	20,396		X				X

Nucor Corporation		67034610	431,006	9,050		X				X

Omnicare, Inc.		681904108	794,784	82,575		X				X

COLUMN TOTALS			14,619,637	602,610

The Capital Management Corporation	9030 Stony Point Parkway, Suite 150
Richmond, VA 23235

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5		ITEM 6		ITEM 7		 ITEM 8
--INVESTMENT DISCRETION --             --VOTING AUTHORITY--
Type						Shared
of			Shares /	Sole	Shared	Other		Sole	Shared	None
Security	Class	CUSIP	Market Value	Par Value	(A)	(B)	(C)	Manager	(A)	(B)	(C)

Oracle Systems Corporation	68389X105	2,178,995	47,890		X				X

Pall Corporation		69642930	540,582	23,313		X				X

Pepsico, Inc.		713448108	973,914	31,932		X				X

Perceptron, Inc.		71361F100	379,727	106,575		X				X

Pfizer, Inc.		717081103	5,169,265	144,091		X				X

Philip Morris Companies, Inc.	718154107	4,177,363	122,188		X				X

Procter & Gamble Co., Inc.	74271810	215,625	2,300		X				X

Quintiles Transnational Corp.	748767100	312,108	16,400		X				X

Reliant Energy, Inc.		75952J108	313,931	11,600		X				X

Right Management Consultants	766573109	409,500	36,400		X				X

Robert Half International	770323103	931,000	39,200		X				X

Rockwell Int'l Corporation	773903109	454,125	8,650		X				X

Royal Dutch Petroleum Co.	780257804	909,570	15,400		X				X

SBC Communications Inc.		78387G103	367,245	7,192		X				X

SPSS, Inc.		78462K102	554,955	28,550		X				X

Schering Plough Corporation	806605101	218,125	5,000		X				X

Schlumberger, LTD.		806857108	2,022,992	32,465		X				X

ServiceMaster Company		81760N109	703,752	43,812		X				X

COLUMN TOTALS			20,832,774	722,958

The Capital Management Corporation	9030 Stony Point Parkway, Suite 150
Richmond, VA 23235

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5		ITEM 6		ITEM 7		 ITEM 8
--INVESTMENT DISCRETION--             --VOTING AUTHORITY--
Type						Shared
of			Shares /	Sole	Shared	Other		Sole	Shared	None
Security	Class	CUSIP	Market Value	Par Value	(A)	(B)	(C)	Manager	(A)	(B)	(C)

Southwest Airlines		844741108	212,632	14,000		X				X

Sprint Corporation		852061100	417,725	7,700		X				X

Sterling Commerce Inc.		859205106	635,968	34,260		X				X

Suntrust Banks, Inc.		86791410	1,546,265	23,517		X				X

Texaco, Inc.		881694103	910,641	14,426		X				X

Thermo Electron Corporation	883556102	254,932	18,971		X				X

Timken Company		887389104	407,963	25,300		X				X

United Dominion Realty Trust	910197102	459,536	41,074		X				X

Vodafone Airtouch PLC		92857T107	9,605,100	40,400		X				X

Wachovia Corporation		92977110	1,414,149	17,986		X				X

Washington Real Estate Inv.	939653101	259,088	16,450		X				X

Westvaco Corporation		961548104	283,156	11,050		X				X

X-Rite, Inc.		983857103	465,725	71,650		X				X

Xerox Corporation		984121103	2,569,751	61,275		X				X

COLUMN TOTALS			19,442,631	398,059

REPORT TOTALS			128,657,279	3,537,268